Employee benefit obligations - Characteristics and associated risks (Details) - Ardagh Group S.A. $ in Millions	12 Months Ended
	Dec. 31, 2017 item	Dec. 31, 2014 USD ($)
Beverage Can
Employee benefit obligations
Number of pension plans	3
Defined benefit plan | VNA
Employee benefit obligations
Employer contributions | $		$ 200
Metal Packaging Europe
Employee benefit obligations
Number of pension plans	2
Glass Packaging Europe
Employee benefit obligations
Number of pension plans	2